Debt and Capital Lease Obligations - Revolving Credit Facility (Details)					9 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 31, 2017 USD ($) equity_cure	Mar. 30, 2017 USD ($) equity_cure	Jul. 31, 2016	Oct. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ 8,886,000					$ 8,886,000	$ 10,853,000
Cash Recovery Percent must exceed stated amount						4.20%
Debt face amount	1,154,010,000					$ 1,154,010,000
Payments Of Senior Notes, Payment Restriction Amount	43,500,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	207,600,000					207,600,000
Outstanding letters of credit	2,800,000					2,800,000
Additional remaining borrowing capacity	462,600,000					462,600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ 5,200,000					$ 5,200,000	$ 5,700,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 750,000,000.0	$ 810,000,000
Write off of Deferred Debt Issuance Cost		300,000
Debt Issuance Costs, Net		$ 2,800,000
Cash recovery percent covenant determination period
Weighted average interest rate	6.50%					6.50%
Debt Instrument, Number of Equity Cures Exercisable | equity_cure		2	1
Debt Instrument, Maximum Amount of Equity Cures		$ 20,000,000	$ 10,000,000
Letter of Credit [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt face amount					$ 40,000,000.0
LIBOR | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Federal Funds Effective Swap Rate [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Minimum [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.25%
Minimum [Member] | LIBOR | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.75%
Minimum [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.75%
Maximum [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.75%
Maximum [Member] | LIBOR | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.25%
Maximum [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.25%
Second quarter of fiscal 2017 through the first quarter of fiscal 2018 [Member]
Debt Instrument [Line Items]
Cash Recovery Percent must exceed stated amount		4.45%	4.50%
Second quarter of fiscal 2018 through the third quarter of fiscal 2019 [Member]
Debt Instrument [Line Items]
Cash Recovery Percent must exceed stated amount		4.20%	4.25%
May 31, 2016 through June 30, 2017 [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Minimum interest coverage ratio		1.25